Interest in Joint Ventures - Summary of Company's Interest in Joint Venture (Detail) - Merchants Union Consumer Finance Company Limited [member] - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Form of business structure		Incorporated
Place of incorporation and business		The PRC
Proportion of ownership interest held by a subsidiary	50.00%	50.00%
Paid up capital		¥ 3,868,960,000
Principal activities		Consumer finance consulting in the PRC